STOCKHOLDERS' EQUITY (Details) - Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Abstract]
Restricted shares, outstanding	269,133	269,133
Vested at December 31, 2014	(225,514)
Unvested restricted shares as of December 31, 2014	43,619
Restricted shares, granted	0	0
Restricted shares, outstanding	269,133	269,133